Cash and Cash Equivalents	6 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents

Note 9. Cash and cash equivalents

Cash and cash equivalents at each end of period/year, as disclosed in the unaudited interim condensed consolidated statements of cash flows, may be reconciled against the items related to the unaudited interim condensed consolidated statement of financial position as follows:

	As of December 31, 2024	As of June 30, 2024
Bank accounts	925,055	3,295,805
Short-term investments	1,004,117	2,093,374
Cash	739	749
Total cash and cash equivalents	$1,929,911	$5,389,928